UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 – December 31, 2016

Item 1.  Schedule of Investments.

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Shares	Security Description	Value

Common Stock - 96.3%
Basic Materials - 6.9%
300	Albemarle Corp.	$25,824
600	LyondellBasell Industries NV, Class A	51,468
500	Packaging Corp. of America	42,410
1,600	The Mosaic Co.	46,928
		166,630
Capital Goods / Industrials - 10.9%
200	Caterpillar, Inc.	18,548
500	Eaton Corp. PLC	33,545
1,000	Republic Services, Inc.	57,050
400	Stanley Black & Decker, Inc.	45,876
500	The Boeing Co.	77,840
300	Union Pacific Corp.	31,104
		263,963
Consumer Cyclicals - 4.3%
2,500	Ford Motor Co.	30,325
300	L Brands, Inc.	19,752
1,200	Mattel, Inc.	33,060
300	Target Corp.	21,669
		104,806
Consumer Staples - 6.9%
500	PepsiCo, Inc.	52,315
700	The Procter & Gamble Co.	58,856
800	Wal-Mart Stores, Inc.	55,296
		166,467
Energy - 16.0%
1,600	BP PLC, ADR	59,808
600	Chevron Corp.	70,620
800	ConocoPhillips	40,112
500	Helmerich & Payne, Inc.	38,700
1,300	Occidental Petroleum Corp.	92,599
300	Phillips 66	25,923
400	Schlumberger, Ltd.	33,580
400	Valero Energy Corp.	27,328
		388,670
Financials - 20.9%
1,000	BB&T Corp.	47,020
500	BOK Financial Corp.	41,520
340	Chubb, Ltd.	44,921
600	FNF Group	20,376
700	Invesco, Ltd.	21,238
700	JPMorgan Chase & Co.	60,403
600	M&T Bank Corp.	93,858
1,400	MetLife, Inc.	75,446
800	Morgan Stanley	33,800
1,300	U.S. Bancorp	66,781
		505,363
Health Care - 11.6%
1,000	AbbVie, Inc.	62,620

Shares	Security Description	Value

300	Cardinal Health, Inc.	$21,591
900	Eli Lilly & Co.	66,195
1,100	HealthSouth Corp.	45,364
200	Johnson & Johnson	23,042
2,000	Koninklijke Philips NV, ADR	61,140
		279,952
Technology - 14.3%
2,500	Cisco Systems, Inc.	75,550
400	Harris Corp.	40,988
200	International Business Machines Corp.	33,198
1,100	Microsoft Corp.	68,354
1,000	QUALCOMM, Inc.	65,200
600	TE Connectivity, Ltd.	41,568
300	Texas Instruments, Inc.	21,891
		346,749
Telecommunications - 2.4%
1,100	Verizon Communications, Inc.	58,718
Transportation - 0.9%
300	CH Robinson Worldwide, Inc.	21,978
Utilities - 1.2%
800	Exelon Corp.	28,392

Total Common Stock (Cost $2,038,527)	2,331,688

Money Market Funds - 2.8%
68,145	Federated Government Obligations Fund, 0.41% (a) (Cost $68,145)	68,145

Total Investments - 99.1% (Cost $2,106,672)*	$2,399,833

Other Assets & Liabilities, Net – 0.9%	22,784
Net Assets – 100.0%	$2,422,617

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Variable rate security. Rate presented is as of December 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$308,979
Gross Unrealized Depreciation	(15,818)
Net Unrealized Appreciation	$293,161

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$2,331,688
Level 2 - Other Significant Observable Inputs	68,145
Level 3 - Significant Unobservable Inputs	-
Total	$2,399,833

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Shares	Security Description	Value

Common Stock - 96.0%
Basic Materials - 3.9%
2,900	Packaging Corp. of America	$245,978
11,400	The Mosaic Co.	334,362
		580,340
Capital Goods / Industrials - 9.0%
10,438	Johnson Controls International PLC	429,941
6,300	Republic Services, Inc.	359,415
2,500	Union Pacific Corp.	259,200
9,700	USG Corp. (a)	280,136
		1,328,692
Consumer Cyclicals - 4.5%
1	Adient PLC (a)	47
3,200	L Brands, Inc.	210,688
11,397	Lions Gate Entertainment Corp., Class B (a)	279,685
15,500	TRI Pointe Group, Inc. (a)	177,940
		668,360
Consumer Discretionary - 6.3%
10,100	AutoNation, Inc. (a)	491,365
16,000	Discovery Communications, Inc., Class C (a)	428,480
		919,845
Consumer Staples - 3.8%
2,600	PepsiCo, Inc.	272,038
3,500	The Procter & Gamble Co.	294,280
		566,318
Energy - 9.3%
12,600	Cabot Oil & Gas Corp.	294,336
2,600	ConocoPhillips	130,364
9,500	Devon Energy Corp.	433,865
8,200	National Oilwell Varco, Inc.	307,008
5,900	Range Resources Corp.	202,724
		1,368,297
Financials - 25.0%
12,300	Air Lease Corp.	422,259
6,400	American Express Co.	474,112
7,100	American International Group, Inc.	463,701
26,200	Bank of America Corp.	579,020
3,500	BOK Financial Corp.	290,640
10,150	Brookfield Asset Management, Inc., Class A	335,052
3,300	M&T Bank Corp.	516,219
6,500	MetLife, Inc.	350,285
13,700	Radian Group, Inc.	246,326
		3,677,614
Health Care - 16.9%
5,600	AbbVie, Inc.	350,672
6,185	Baxter International, Inc.	274,243
2,600	Becton Dickinson and Co.	430,430
5,700	DaVita, Inc. (a)	365,940

Shares	Security Description	Value

2,000	Gilead Sciences, Inc.	$143,220
11,200	HealthSouth Corp.	461,888
15,000	Koninklijke Philips NV, ADR	458,550
		2,484,943
Technology - 15.1%
13,700	Cisco Systems, Inc.	414,014
15,100	Corning, Inc.	366,477
1,200	International Business Machines Corp.	199,188
4,200	Microsoft Corp.	260,988
5,400	Oracle Corp.	207,630
7,500	QUALCOMM, Inc.	489,000
4,200	TE Connectivity, Ltd.	290,976
		2,228,273
Telecommunications - 2.2%
6,000	Verizon Communications, Inc.	320,280

Total Common Stock (Cost $12,812,997)	14,142,962

Money Market Funds - 3.7%
548,241	Morgan Stanley Institutional Liquidity Fund, 0.45% (b) (Cost $548,241)	548,241

Total Investments - 99.7% (Cost $13,361,238)*	$14,691,203

Other Assets & Liabilities, Net – 0.3%	37,791
Net Assets – 100.0%	$14,728,994

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,664,974
Gross Unrealized Depreciation	(335,009)
Net Unrealized Appreciation	$1,329,965

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the

BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Fund's investments as of December 31, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$14,142,962
Level 2 - Other Significant Observable Inputs	548,241
Level 3 - Significant Unobservable Inputs	-
Total	$14,691,203

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 96.9%
California - 14.0%
$85,000	California Health Facilities Financing Authority, California RB, Series A	5.00%	04/01/25	$85,230
500,000	California State Public Works Board, California RB, Series B1	5.63	03/01/30	559,965
2,875,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	3,216,550
1,000,000	City of Fairfield, California COP, Series A (a)	6.55	04/01/30	596,840
670,000	County of San Bernardino, California COP	5.00	08/01/28	671,802
1,450,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,632,512
1,000,000	Modesto Irrigation District, California RB (b)	1.20	09/01/27	937,370
1,000,000	Natomas Unified School District, California GOB (a)	5.05	08/01/26	605,410
1,000,000	Natomas Unified School District, California GOB (a)	5.14	08/01/27	571,430
3,050,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (b)	1.15	12/01/35	2,611,806
2,225,000	State of California, California GOB	5.50	08/01/29	2,370,760
130,000	State of California, California GOB, Series 07	5.13	10/01/27	130,445
1,500,000	Stockton East Water District, California COP, Series B (a)	5.96-5.97	04/01/20	1,239,780
2,200,000	Stockton East Water District, California COP, Series B (a)	6.09	04/01/26	1,262,580
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	274,825
				16,767,305
Principal	Security Description	Rate	Maturity	Value

Colorado - 1.1%
$1,250,000	State of Colorado Department of Transportation, Colorado COP	5.00%	06/15/41	$1,317,513
Connecticut - 2.5%
3,000,000	State of Connecticut, Connecticut GOB, Series A (b)	1.67	03/01/24	2,988,960
District of Columbia - 3.6%
1,350,000	Metropolitan Washington Airports Authority, District of Columbia RB, Series B	5.00	10/01/32	1,381,806
2,900,000	Washington Convention & Sports Authority, District of Columbia RB, Series A	4.50	10/01/30	2,906,873
				4,288,679
Florida - 9.2%
2,775,000	County of Miami-Dade Transit System, Florida RB	5.00	07/01/32	2,894,492
5,250,000	County of Orange FL Tourist Development Tax, Florida RB	5.00	10/01/19	5,402,407
2,675,000	South Miami Health Facilities Authority, Florida RB	5.00	08/15/32	2,719,164
				11,016,063
Illinois - 19.2%
2,465,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/32	2,735,657
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/33	1,112,530
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/41	1,090,770
1,975,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,084,711
500,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/27	534,770
525,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	592,179

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

980,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/33	1,032,067
3,000,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	3,430,020
1,500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/27	1,610,610
900,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/29	959,337
1,250,000	Illinois Finance Authority, Illinois RB	5.00	07/01/46	1,275,463
1,000,000	Illinois Finance Authority, Illinois RB, Series A	5.25	08/15/33	1,051,850
525,000	Illinois Finance Authority, Illinois RB, Series D	6.25	11/01/28	572,318
1,805,000	Illinois State Toll Highway Authority, Illinois RB, Series A	5.00	01/01/40	1,977,612
900,000	University of Illinois, Illinois RB, Series A	5.00	04/01/39	970,812
1,030,000	University of Illinois, Illinois RB, Series A	5.13	04/01/36	1,111,607
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB, Series B	5.25	06/01/36	922,152
				23,064,465
Indiana - 1.7%
1,950,000	Indiana Finance Authority, Indiana RB, Series A	5.00	05/01/42	2,090,790
Kansas - 1.7%
2,000,000	State of Kansas Department of Transportation, Kansas RB, Series B-3 (b)	0.65	09/01/17	1,997,180
Maryland - 0.6%
625,000	Montgomery County Housing Opportunites Commission, Maryland RB, Series C	5.00	07/01/31	664,988
Massachusetts - 0.8%
925,000	Massachusetts Housing Finance Agency, Massachusetts RB, Series C	5.00	12/01/30	957,246

Principal	Security Description	Rate	Maturity	Value

Michigan - 0.5%
$550,000	Michigan State Building Authority, Michigan RB, Series A	5.20%	10/15/31	$608,916
Minnesota - 2.7%
3,275,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota RB, Series A	4.50	01/01/32	3,275,327
Missouri - 0.9%
1,000,000	City of St. Louis MO Airport Revenue, Missouri RB	6.63	07/01/34	1,108,480

Nevada - 0.1%
145,000	Nevada Housing Division, Nevada RB, Series A	5.85	10/01/20	145,522
New York - 13.7%
1,000,000	Metropolitan Transportation Authority, New York RB, Series C	5.00	11/15/28	1,048,430
1,000,000	New York City Water & Sewer System, New York RB, Series A	5.75	06/15/40	1,056,790
5,000,000	New York City Water & Sewer System, New York RB, Series DD	5.00	06/15/32	5,239,050
1,000,000	New York State Dormitory Authority, New York RB	5.00	07/01/38	1,050,520
2,500,000	New York State Dormitory Authority, New York RB	5.00	07/01/46	2,539,475
50,000	New York State Dormitory Authority, New York RB	5.75	02/15/19	50,189
3,650,000	New York State Thruway Authority, New York RB, Series H	5.00	01/01/25	3,781,874
1,410,000	Schenectady Metroplex Development Authority, New York RB, Series A	5.50	08/01/33	1,643,017
				16,409,345
Ohio - 11.5%
2,950,000	American Municipal Power, Inc., Ohio RB, Series B	5.00	02/15/37	3,223,848

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$5,225,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.25%	01/01/33	$5,415,556
5,000,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.50	01/01/43	5,191,150
				13,830,554
Pennsylvania - 3.5%
1,300,000	Elizabethtown Area School District, Pennsylvania GOB	2.00	03/01/18	1,301,963
2,600,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series A-1	5.00	12/01/41	2,873,208
				4,175,171
Texas - 4.3%
1,425,000	City of San Antonio Texas Electric & Gas Systems Revenue, Texas RB	5.00	02/01/32	1,430,130
1,600,000	County of Harris, Texas RB (b)	1.28	08/15/35	1,341,216
1,375,000	Lamar Consolidated Independent School District, Texas GOB	5.00	02/15/38	1,382,191
1,000,000	Red River Education Financing Corp., Texas RB	5.00	03/15/38	1,008,690
				5,162,227
Virginia - 2.3%
2,775,000	Fairfax County Redevelopment & Housing Authority, Virginia RB	4.75	04/01/38	2,797,949
Washington - 3.0%
1,715,000	Central Puget Sound Regional Transit Authority, Washington RB	4.75	02/01/28	1,804,969
1,455,000	Everett Housing Authority, Washington RB (b)	4.89	06/01/37	1,465,723
250,000	State of Washington, Washington COP, Series D	5.45	07/01/28	270,393
				3,541,085

Total Municipal Bonds (Cost $114,670,187)	116,207,765

Shares	Security Description	Value

Money Market Fund - 1.9%
2,225,690	Fidelity Government Money Market Fund, 0.40% (b) (Cost $2,225,690)	$2,225,690

Total Investments - 98.8% (Cost $116,895,877)*		$118,433,455
Other Assets & Liabilities, Net – 1.2%		1,460,578
Net Assets – 100.0%		$119,894,033

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of December 31, 2016.

COP Certificate of Participation
GOB General Obligation Bond
RB    Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,134,545
Gross Unrealized Depreciation	(596,967)
Net Unrealized Appreciation	$1,537,578

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	118,433,455
Level 3 - Significant Unobservable Inputs	-
Total	$118,433,455

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 95.8%
California - 86.0%
$1,000,000	Abag Finance Authority for Nonprofit Corps, California RB	5.00%	01/01/33	$1,133,990
1,160,000	Alameda Public Financing Authority, California RB, Series A	5.25	07/01/29	1,263,913
10,000,000	Bay Area Toll Authority, California RB, Series A (a)	1.00	04/01/47	9,995,600
10,000,000	Bay Area Toll Authority, California RB, Series D1 (a)	1.37	04/01/45	10,001,600
290,000	Bret Harte Union High School District, California COP	4.25	09/01/20	290,690
700,000	California Infrastructure & Economic Development Bank, California RB	5.00	08/15/23	739,221
500,000	California Infrastructure & Economic Development Bank, California RB	5.75	08/15/29	558,125
500,000	California State Public Works Board, California RB, Series B	6.00	04/01/27	546,900
500,000	California State Public Works Board, California RB, Series B1	5.40	03/01/26	551,900
4,100,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	4,587,080
1,000,000	California State Public Works Board, California RB, Series G1	5.75	10/01/30	1,098,860
600,000	California State Public Works Board, California RB, Series I-1	6.13	11/01/29	677,406
3,505,000	California State University, California RB, Series A	5.00	11/01/32	3,553,930
1,000,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	1,225,990

Principal	Security Description	Rate	Maturity	Value

$1,910,000	Centinela Valley Union High School District, California GOB, Series B	5.75%	08/01/33	$2,341,641
1,000,000	Chino Valley Unified School District, California GOB (b)	5.85	08/01/26	635,760
3,000,000	Chino Valley Unified School District, California GOB (b)	4.62	08/01/29	1,647,750
7,505,000	City & County of San Francisco CA, California COP, Series B	5.00	09/01/17	7,707,410
2,000,000	City of Fairfield, California COP, Series A (b)	6.55	04/01/30	1,193,680
1,000,000	City of Fresno Water System, California RB, Series A	5.25	06/01/18	1,003,500
1,690,000	City of Vallejo Water Revenue, California RB	5.00	05/01/18	1,694,952
2,575,000	Coachella Valley Unified School District, California GOB, Series D	5.00	08/01/37	2,836,594
1,400,000	County of San Bernardino, California COP	5.00	08/01/28	1,403,766
1,275,000	County of San Bernardino, California COP	4.75	08/01/28	1,278,379
2,835,000	Dublin Unified School District, California GOB, Series D (b)	5.73	08/01/34	1,038,886
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,670,490
1,600,000	Fresno Unified School District, California GOB, Series G (b)	6.10	08/01/41	358,432
4,340,000	Golden State Tobacco Securitization Corp., California RB	5.00	06/01/40	4,797,740
125,000	Golden State Tobacco Securitization Corp., California RB, Series A	4.60	06/01/23	129,822
1,000,000	Los Angeles Community Redevelopment Agency, California RB	5.00	09/01/37	1,002,510

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$945,000	Los Angeles County Regional Financing Authority, California RB, Series B-1	3.00%	11/15/21	$946,181
1,050,000	Los Angeles County Schools Regionalized Business Services Corp., California COP, Series B	4.75	06/01/27	1,067,125
6,000,000	Los Angeles Department of Water & Power, California RB	5.00	07/01/38	6,099,600
5,140,000	Los Angeles Department of Water & Power, California RB, Series A-1	5.00	07/01/39	5,219,876
10,050,000	Los Angeles Unified School District, California GOB, Series A-1	4.50	07/01/25	10,226,980
8,575,000	Metropolitan Water District of Southern California, California RB	5.00	07/01/37	8,729,607
5,000,000	Metropolitan Water District of Southern California, California RB, Series A4 (a)	1.10	07/01/36	5,004,250
1,600,000	Modesto Irrigation District Financing Authority, California RB (a)	1.25	09/01/37	1,360,672
3,185,000	Modesto Irrigation District, California RB (a)	1.20	09/01/27	2,985,523
2,650,000	Oakland Unified School District/Alameda County, California GOB	6.63	08/01/38	3,154,692
770,000	Oxnard School District, California GOB, Series A	5.75	08/01/30	909,062
2,500,000	Port of Oakland, California RB, Series P	5.00	05/01/33	2,738,300
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California RB, Series C2 (a)	1.34	05/15/43	4,147,405

Principal	Security Description	Rate	Maturity	Value

$9,525,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (a)	1.15%	12/01/35	$8,156,543
2,000,000	Sacramento County Water Financing Authority, California RB, Series B (a)	1.17	06/01/34	1,743,620
5,475,000	San Bernardino City Unified School District, California GOB, Series C	5.00	08/01/40	6,096,522
1,000,000	San Diego Public Facilities Financing Authority, California RB, Series A	5.25	04/15/29	1,100,620
2,500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D	5.00	08/01/21	2,555,050
2,275,000	San Jose Unified School District, California GOB, Series D	5.00	08/01/32	2,411,068
105,000	San Mateo Union High School District, California GOB, Series A (b)	6.02	09/01/25	74,399
895,000	San Mateo Union High School District, California GOB, Series A (b)	6.02	09/01/25	625,838
2,355,000	Sierra View Local Health Care District, California RB	5.25	07/01/37	2,406,151
5,000	State of California, California GOB	5.00	10/01/28	5,017
4,000,000	State of California, California GOB	5.50	08/01/29	4,262,040
2,020,000	State of California, California GOB	4.50	08/01/30	2,024,767
2,825,000	State of California, California GOB	5.00	11/01/37	2,920,259
525,000	State of California, California GOB	5.00	11/01/37	538,335
85,000	State of California, California GOB, Series 2007	5.75	05/01/30	85,301
135,000	State of California, GOB, Series 07	5.13	10/01/27	135,462

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$3,300,000	Stockton East Water District, California COP, Series B (b)	5.96-6.00%	04/01/21	$2,568,060
2,000,000	Stockton East Water District, California COP, Series B (b)	6.08	04/01/25	1,219,920
1,300,000	Stockton Public Financing Authority, California RB, Series A	6.25	10/01/40	1,536,197
775,000	Stockton Unified School District, California GOB	5.00	07/01/27	877,021
1,600,000	Tulare County Board of Education, California COP	5.38	05/01/33	1,798,560
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	274,825
				162,971,365
Illinois - 9.3%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,083,400
2,325,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,454,153
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,104,200
1,580,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/23	1,735,804
1,600,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/37	1,720,512
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/35	1,064,320
2,050,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	2,343,847
1,755,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,937,871
3,895,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/40	4,168,546
				17,612,653

Principal	Security Description	Rate	Maturity	Value

Texas - 0.5%
$1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Texas RB, Series A	5.00%	02/15/36	$1,004,950

Total Municipal Bonds (Cost $178,372,071)	181,588,968

Shares	Security Description	Value

Money Market Fund - 3.1%
5,887,864	Fidelity Government Money Market Fund, 0.40% (a) (Cost $5,887,864)	5,887,864

Total Investments - 98.9% (Cost $184,259,935)*	$187,476,832
Other Assets & Liabilities, Net – 1.1%	2,048,461
Net Assets – 100.0%	$189,525,293

(a)	Variable rate security. Rate presented is as of December 31, 2016.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.

COP Certificate of Participation
GOB General Obligation Bond
RB    Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,581,259
Gross Unrealized Depreciation	(1,364,362)
Net Unrealized Appreciation	$3,216,897

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	187,476,832
Level 3 - Significant Unobservable Inputs	-
Total	$187,476,832

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 94.3%
Arkansas - 0.3%
$400,000	Bentonville School District No. 6, Arkansas GOB	4.50%	06/01/30	$405,180
California - 3.3%
1,095,000	Anaheim Redevelopment Agency, California Tax Allocation Bond, Series A	5.00	02/01/31	1,131,683
520,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	637,515
350,000	Compton Unified School District, California GOB, Series D (a)	1.42	06/01/18	341,201
720,000	Elk Grove Unified School District, California COP	5.00	02/01/30	833,760
275,000	Placentia-Yorba Linda Unified School District, California COP, Series A	4.00	10/01/30	286,173
1,070,000	Solano County Community College District, California GOB (a)	1.39	08/01/29	886,302
400,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/18	422,448
670,000	Tulare City School District, California COP	2.00	11/01/20	670,342
				5,209,424
Colorado - 0.2%
250,000	County of Adams, Colorado COP	4.00	12/01/18	261,817
Connecticut - 11.1%
1,625,000	State of Connecticut, Connecticut GOB	5.00	08/15/28	1,876,550
2,575,000	State of Connecticut, Connecticut GOB, Series A	5.00	04/15/27	2,692,085
950,000	State of Connecticut, Connecticut GOB, Series A	5.00	03/15/28	1,091,313
600,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/20	637,164

Principal	Security Description	Rate	Maturity	Value

$3,800,000	State of Connecticut, Connecticut GOB, Series B	4.00%	05/15/25	$4,130,600
1,000,000	State of Connecticut, Connecticut GOB, Series E	5.00	09/15/23	1,141,230
3,190,000	State of Connecticut, Connecticut GOB, Series E	4.00	09/15/28	3,394,096
195,000	State of Connecticut, Connecticut GOB, Series F	5.00	11/15/28	225,740
2,200,000	University of Connecticut, Connecticut RB, Series A	5.00	03/15/30	2,543,970
				17,732,748
Illinois - 16.1%
500,000	Champaign Coles Et Al Counties Community College District No. 505, Illinois GOB	4.00	12/01/17	512,470
310,000	Chicago Park District, Illinois GOB, Series A	4.00	01/01/20	315,072
540,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/28	590,625
2,325,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	2,622,507
385,000	Chicago Park District, Illinois GOB, Series B	4.00	01/01/22	401,228
2,580,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/27	2,833,640
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,099,570
1,865,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/26	2,059,333
235,000	Cook County Community Consolidated School District No. 15 Palatine, Illinois GOB	5.00	12/01/23	268,739
725,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/20	798,993

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$1,190,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00%	12/01/22	$1,347,639
1,140,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/23	1,302,895
635,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.25	12/01/24	691,597
645,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.00	12/01/24	694,710
535,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/23	575,435
1,000,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/25	1,073,540
725,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/29	752,927
1,020,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/30	1,052,895
240,000	Cook County School District No. 29 Sunset Ridge, Illinois RB, Series A	3.00	12/01/20	246,485
570,000	Cook County School District No. 81 Schiller Park, Illinois GOB, Series B	4.00	12/01/19	601,772
1,500,000	Cook County Township High School District No. 227 Rich Township, Illinois GOB	2.00	12/01/18	1,508,115
825,000	Du Page County School District No. 33 West Chicago, Illinois GOB, Series B	4.00	12/01/26	877,643
500,000	Illinois Finance Authority, Illinois RB	5.00	11/15/25	557,545

Principal	Security Description	Rate	Maturity	Value

$1,000,000	Illinois Finance Authority, Illinois RB, Series A	5.00%	03/15/26	$1,008,630
250,000	Kane County Community Unit School District No. 304 Geneva, Illinois GOB, Series A	5.00	01/01/26	250,030
700,000	University of Illinois, Illinois RB, Series A	5.00	04/01/30	785,323
780,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB	5.75	06/01/25	824,772
				25,654,130
Indiana - 0.3%
545,000	South Madison Middle School Building Corp., Indiana RB	2.00	07/15/18	550,150
Kansas - 0.9%
830,000	Kansas Development Finance Authority, Kansas RB, Series A	5.00	05/01/24	923,300
375,000	Kansas Development Finance Authority, Kansas RB, Series G	5.00	04/01/25	429,709
				1,353,009
Kentucky - 4.5%
300,000	Boone County School District Finance Corp., Kentucky RB	3.00	04/01/25	299,454
400,000	Corbin Independent School District Finance Corp., Kentucky RB	2.00	02/01/22	394,816
425,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/25	430,844
630,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	628,614
420,000	Grant County School District Finance Corp., Kentucky RB	3.00	04/01/24	425,334
280,000	Kenton County School District Finance Corp., Kentucky RB	3.00	02/01/26	276,189

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$250,000	Kentucky State Property & Building Commission, Kentucky RB	2.50%	10/01/18	$254,195
1,175,000	Kentucky State Property & Building Commission, Kentucky RB	5.75	11/01/19	1,267,379
775,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/22	880,206
630,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/23	725,747
1,040,000	Meade County School District Finance Corp., Kentucky RB	5.00	09/01/20	1,149,158
475,000	Owensboro Independent School District Finance Corp., Kentucky RB	4.00	09/01/20	505,196
				7,237,132
Louisiana - 5.3%
1,265,000	Louisiana Public Facilities Authority, Louisiana RB	5.00	06/01/22	1,429,830
1,650,000	State of Louisiana, Louisiana GOB, Series A	5.00	08/01/21	1,861,843
3,000,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/26	3,559,110
1,345,000	State of Louisiana, Louisiana GOB, Series C	5.00	07/15/24	1,562,621
				8,413,404
Michigan - 4.8%
175,000	Battle Creek School District, Michigan GOB	5.00	05/01/28	201,157
1,065,000	Bellevue Community Schools, Michigan GOB, Series A	5.00	05/01/31	1,224,175
350,000	Central Michigan University, Michigan RB	5.00	10/01/24	411,509
225,000	Charles Stewart Mott Community College, Michigan GOB	3.00	05/01/24	231,176
1,215,000	Durand Area Schools, Michigan GOB	5.00	05/01/28	1,397,845

Principal	Security Description	Rate	Maturity	Value

$1,225,000	Durand Area Schools, Michigan GOB	5.00%	05/01/29	$1,402,870
500,000	Howell Public Schools, Michigan GOB, Series B	5.00	05/01/25	551,415
695,000	L'Anse Creuse Public Schools, Michigan GOB	5.00	05/01/25	814,172
210,000	Lansing School District, Michigan GOB	5.00	05/01/21	235,729
785,000	Oakland University, Michigan RB	5.00	03/01/29	904,697
200,000	Rockford Public Schools, Michigan GOB	5.00	05/01/22	226,434
				7,601,179
Minnesota - 0.1%
225,000	County of Wright, Minnesota GOB, Series A	4.50	12/01/19	231,293
Missouri - 2.9%
1,690,000	City of Cape Girardeau, Missouri RB	2.00	06/01/19	1,701,560
1,095,000	City of Springfield, Missouri RB, Series B	2.00	05/01/22	1,079,506
1,250,000	City of Springfield, Missouri RB, Series B	3.00	05/01/23	1,284,937
250,000	Liberty Public School District No. 53, Missouri COP	3.00	04/01/20	258,470
300,000	Missouri Joint Municipal Electric Utility Commission, Missouri RB, Series A	5.00	01/01/24	346,449
				4,670,922
New Jersey - 10.3%
200,000	Borough of Tuckerton, New Jersey GOB	2.00	03/01/18	201,558
1,000,000	Essex County Improvement Authority, New Jersey RB	4.75	11/01/32	1,021,650
2,945,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/22	3,356,299

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$3,175,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00%	07/01/23	3,652,837
4,280,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/24	4,960,306
985,000	Township of Berkeley, New Jersey GOB	3.00	05/15/21	1,023,445
1,020,000	Township of Berkeley, New Jersey GOB	3.00	05/15/22	1,055,200
1,145,000	Township of Berkeley, New Jersey GOB	3.00	05/15/23	1,178,560
				16,449,855
New York - 1.9%
400,000	Metropolitan Transportation Authority, New York RB, Series H	5.00	11/15/30	452,300
1,000,000	New York City Transitional Finance Authority Future Tax Secured, New York RB, Series I2	5.00	11/01/21	1,106,000
1,330,000	New York State Dormitory Authority, New York RB	5.00	07/01/30	1,485,464
				3,043,764
North Dakota - 0.3%
460,000	City of Mandan, North Dakota GOB, Series B	5.00	05/01/18	481,988
Ohio - 2.7%
2,200,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.13	01/01/28	2,278,408
1,310,000	The University of Akron, Ohio RB, Series A	4.00	01/01/18	1,345,920
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/23	220,822
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/24	222,010
215,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/25	239,332
				4,306,492

Principal	Security Description	Rate	Maturity	Value

Pennsylvania - 18.3%
$845,000	Cameron County School District, Pennsylvania GOB	2.00%	09/01/19	$847,459
1,020,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/20	1,051,130
1,060,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/21	1,092,319
1,025,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/22	1,001,056
230,000	Clearfield Area School District, Pennsylvania GOB	3.00	09/01/24	230,198
1,500,000	Commonwealth Financing Authority, Pennsylvania RB, Series B-1	5.00	06/01/25	1,734,825
1,840,000	Commonwealth of Pennsylvania, Pennsylvania GOB	5.00	01/15/27	2,160,086
500,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	11/15/22	565,235
1,555,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/24	1,799,213
300,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	04/01/26	342,180
1,125,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	09/15/26	1,321,459
1,825,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/27	2,089,880
810,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	05/15/27	852,136
700,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	06/01/28	786,310
600,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	10/15/23	692,694

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$2,575,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series A	5.00%	05/01/21	$2,813,187
365,000	Deer Lakes School District, Pennsylvania GOB	2.63	04/01/25	363,120
1,460,000	East Stroudsburg Area School District, Pennsylvania GOB	2.00	09/01/21	1,456,934
390,000	East Stroudsburg Area School District, Pennsylvania GOB	5.00	09/01/29	407,562
110,000	East Stroudsburg Area School District, Pennsylvania GOB	5.00	09/01/29	114,022
615,000	Erie Parking Authority, Pennsylvania RB	4.00	09/01/21	660,073
250,000	Hampton Township School District, Pennsylvania GOB, Series A	3.00	11/15/17	253,985
1,500,000	Interboro School District, Pennsylvania GOB, Series A	2.55	08/15/26	1,465,095
425,000	Northern Tioga School District, Pennsylvania GOB	2.00	04/01/21	426,296
265,000	Pennsylvania State University, Pennsylvania RB, Series A	5.00	03/01/28	285,673
200,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series B	5.00	12/01/25	234,998
750,000	Red Lion Area School District, Pennsylvania GOB	5.00	05/01/23	787,995
680,000	South Middleton School District, Pennsylvania GOB	3.00	09/01/26	690,418
525,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00	07/01/32	581,275

Principal	Security Description	Rate	Maturity	Value

$35,000	West Allegheny School District, Pennsylvania GOB	3.20%	09/01/24	$35,074
465,000	West Allegheny School District, Pennsylvania GOB	3.20	09/01/24	466,897
430,000	Wyalusing Area School District, Pennsylvania GOB	2.00	04/01/21	428,173
1,120,000	York Suburban School District, Pennsylvania GOB	2.25	05/01/23	1,121,658
				29,158,615
Rhode Island - 0.7%
900,000	Rhode Island Health & Educational Building Corp., Rhode Island RB, Series A	5.00	09/15/30	1,032,615
South Dakota - 0.4%
315,000	South Dakota Board of Regents, South Dakota RB	4.00	04/01/18	325,373
250,000	South Dakota Board of Regents, South Dakota RB	5.00	04/01/19	268,672
				594,045
Tennessee - 0.6%
1,000,000	Tennessee State School Bond Authority, Tennessee RB, Second Series C	5.00	05/01/32	1,010,710
Texas - 6.0%
750,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	2.00	09/01/19	751,920
845,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	3.00	09/01/23	860,354
300,000	City of Houston, Texas GOB, Series A	5.00	03/01/24	342,669
770,000	City of Laredo Texas International Toll Bridge System Revenue, Texas RB	4.00	10/01/19	812,719
295,000	City of League City, Texas GOB, Series B	5.00	02/15/30	325,052
500,000	Dallas/Fort Worth International Airport, Texas RB	5.25	11/01/27	570,425

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$200,000	Fort Bend County Municipal Utility District No. 2, Texas GOB	4.35%	10/01/29	$205,108
1,310,000	Harris County Municipal Utility District No. 153, Texas GOB	2.00	09/01/20	1,305,821
750,000	Harris County Municipal Utility District No. 290, Texas GOB	2.00	09/01/21	739,852
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/19	237,460
255,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/20	265,534
200,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/20	201,550
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/21	235,444
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/24	245,902
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/25	243,735
900,000	Lower Colorado River Authority, Texas RB	5.00	05/15/27	1,013,832
275,000	Lower Colorado River Authority, Texas RB	5.00	05/15/30	298,485
330,000	Reagan County Independent School District, Texas GOB	3.00	02/15/23	330,271
590,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	589,369
				9,575,502
Vermont - 0.1%
200,000	Vermont Housing Finance Agency, Vermont RB, Series B	1.95	05/01/23	193,594
Washington - 0.3%
395,000	Grant County Public Utility District No. 2, Washington RB, Series B	5.00	01/01/26	462,016

Principal	Security Description	Rate	Maturity	Value

West Virginia - 1.0%
$1,000,000	School Building Authority of West Virginia, West Virginia RB, Series A	5.00%	07/01/21	$1,019,550
560,000	West Virginia Economic Development Authority, West Virginia RB, Series A	5.00	06/01/26	631,546
				1,651,096
Wisconsin - 1.9%
600,000	Evansville Community School District, Wisconsin GOB	3.00	04/01/19	618,642
1,095,000	Wisconsin Health & Educational Facilities Authority, Wisconsin RB	5.00	03/01/27	1,207,073
1,130,000	Wisconsin Health & Educational Facilities Authority, Wisconsin RB	5.00	03/01/28	1,240,367
				3,066,082

Total Municipal Bonds (Cost $154,669,615)	150,346,762

Shares	Security Description	Value

Money Market Fund - 6.1%
9,654,727	Fidelity Government Money Market Fund, 0.40% (b) (Cost $9,654,727)	9,654,727
Total Investments - 100.4% (Cost $164,324,342)*		$160,001,489

Other Assets & Liabilities, Net – (0.4)%	(648,334)
Net Assets – 100.0%	$159,353,155

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of December 31, 2016.

COP Certificate of Participation
GOB General Obligation Bond
RB    Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$61,131
Gross Unrealized Depreciation	(4,383,984)
Net Unrealized Depreciation	$(4,322,853)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	160,001,489
Level 3 - Significant Unobservable Inputs	-
Total	$160,001,489

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 99.3%
Arkansas - 0.6%
$420,000	Bentonville School District No. 6, Arkansas GOB	4.50%	06/01/30	$425,439
California - 87.6%
715,000	Baldwin Park Unified School District, California GOB	4.00	08/01/22	783,247
1,035,000	California Health Facilities Financing Authority, California RB, Series A	5.00	10/01/33	1,162,771
750,000	California State Public Works Board, California RB, Series D	5.00	06/01/25	892,920
650,000	California Statewide Communities Development Authority, California RB	4.00	11/01/22	706,608
200,000	California Statewide Communities Development Authority, California Revenue Bond	5.00	11/15/23	233,202
425,000	Campbell Union High School District, California COP	5.00	08/01/22	434,307
350,000	Campbell Union High School District, California COP	5.00	08/01/24	357,626
300,000	Campbell Union High School District, California COP	5.00	08/01/27	306,429
710,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	2.50	09/01/21	721,381
800,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	3.00	09/01/23	826,232

Principal	Security Description	Rate	Maturity	Value

$2,050,000	Capistrano Unified School District School Facilities Improvement District No. 1, California GOB, Series B (a)	2.29%	08/01/20	$1,857,833
750,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	919,492
275,000	Central Unified School District, California GOB	5.50	08/01/29	303,325
855,000	Chula Vista Elementary School District, California COP	5.00	09/01/22	982,575
610,000	Chula Vista Elementary School District, California COP	5.00	09/01/23	710,455
380,000	Chula Vista Elementary School District, California COP, Series A	5.00	09/01/19	413,094
200,000	City & County of San Francisco, California COP, Series A	5.00	04/01/18	209,676
310,000	City of Laguna Beach, California Special Assessment Bond	2.00	09/02/21	303,772
400,000	City of Los Angeles Department of Airports, California RB, Series B	5.00	05/15/30	445,956
840,000	City of Rocklin, California Special Tax Bond	3.50	09/01/26	831,130
200,000	City of Sacramento, California Special Tax Bond	5.00	09/01/24	227,948
745,000	City of San Clemente, California Special Assessment Bond	3.00	09/02/19	769,965
720,000	City of Tulare California Sewer Revenue, California RB	5.00	11/15/28	839,232
250,000	City of Ukiah California Water Revenue, California RB	4.00	09/01/18	260,485
275,000	Colton Public Financing Authority, California RB, Series A	5.00	04/01/24	305,951

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$500,000	Compton Unified School District, California GOB, Series D (a)	1.42%	06/01/18	$487,430
580,000	Corona Public Financing Authority, California RB	5.00	11/01/26	687,097
625,000	Corona-Norco Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/26	712,856
715,000	Cosumnes Community Services District, California COP	3.00	09/01/19	738,566
520,000	Cosumnes Community Services District, California COP	3.00	09/01/20	538,855
675,000	Cosumnes Community Services District, California COP	4.00	09/01/24	738,659
295,000	County of Santa Cruz, California COP	5.00	08/01/23	340,799
510,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/25	597,669
905,000	Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	4.00	08/01/28	969,816
1,475,000	Fresno County Financing Authority, California RB	5.00	04/01/27	1,734,895
1,500,000	Fresno County Financing Authority, California RB	5.00	04/01/28	1,750,650
330,000	Gilroy Unified School District, California COP	4.00	04/01/26	364,274
1,015,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,142,758
250,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/30	280,233

Principal	Security Description	Rate	Maturity	Value

$660,000	Imperial Community College District, California GOB	5.00%	08/01/29	$741,939
580,000	Irvine Unified School District No. 1, California Special Tax Bond, Series 1	5.00	09/01/23	675,903
205,000	Los Angeles County Redevelopment Refunding Agency, California Tax Allocation Bond, Series A	5.00	09/01/20	227,720
510,000	Lynwood Unified School District, California COP	5.00	10/01/20	565,325
655,000	Lynwood Unified School District, California COP	5.00	10/01/24	765,079
695,000	Lynwood Unified School District, California COP	5.00	10/01/25	817,952
375,000	Lynwood Unified School District, California COP	5.00	10/01/28	434,449
270,000	Modesto Irrigation District Electric System Revenue, California RB, Series B	5.00	10/01/27	296,465
280,000	Mojave Unified School District School Facilities Improvement District No. 1, California GOB	4.00	08/01/20	301,042
1,000,000	Municipal Improvement Corp. of Los Angeles, California RB, Series B	5.00	11/01/26	1,190,960
400,000	Orange Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/22	455,716
855,000	Palmdale Elementary School District, California COP, Series A	3.00	10/01/21	881,770
355,000	Perris Joint Powers Authority, California Special Tax Bond, Series E	2.00	09/01/18	355,302
200,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/25	235,382

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$445,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00%	10/01/27	$514,438
295,000	Poway Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/15/21	332,975
250,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/24	281,763
350,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/25	393,400
655,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/20	670,013
970,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/21	990,060
1,125,000	Rancho Cucamonga Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/26	1,344,915
325,000	Rio Elementary School District Community Facilities District, California Special Tax Bond	3.25	09/01/26	314,281
720,000	Riverside County Asset Leasing Corp., California RB	5.00	11/01/26	812,700
250,000	Riverside County Asset Leasing Corp., California RB	4.00	06/01/28	261,788
300,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond	5.00	10/01/25	356,223
300,000	Sacramento Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/01/19	326,997

Principal	Security Description	Rate	Maturity	Value

$500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D	5.00%	08/01/22	$510,980
1,045,000	Santa Ana Unified School District, California GOB, Series 2008-A	5.50	08/01/30	1,107,846
225,000	Santa Clara County Board of Education, California COP	5.00	04/01/21	255,929
1,525,000	Solano County Community College District, California GOB (a)	1.39	08/01/29	1,263,188
500,000	Sonoma Community Development Agency Successor Agency, California Tax Allocation Bond	5.00	12/01/30	556,070
530,000	State of California Department of Veterans Affairs, California RB, Series A	3.50	12/01/25	549,038
1,000,000	State of California, California GOB	5.00	10/01/29	1,084,840
1,250,000	State of California, California GOB, Series C (b)	1.42	12/01/28	1,246,650
785,000	Stockton Unified School District, California GOB	4.00	08/01/18	816,792
1,135,000	Stockton Unified School District, California GOB	5.00	08/01/26	1,339,822
510,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/28	585,409
415,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/18	438,560
370,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/19	401,539
430,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/24	506,321
1,200,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/27	1,409,508
310,000	Travis Unified School District, California COP	4.00	09/01/19	328,938

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

Principal	Security Description	Rate	Maturity	Value

$375,000	Travis Unified School District, California COP	4.00%	09/01/22	$408,761
685,000	Tulare City School District, California COP	2.00	11/01/21	683,616
500,000	Val Verde Unified School District, California COP, Series A	4.10	03/01/20	524,680
215,000	Val Verde Unified School District, California COP, Series A	5.00	08/01/26	253,524
1,000,000	Val Verde Unified School District, California GOB, Series A	5.00	08/01/26	1,190,080
850,000	Victor Valley Union High School District, California COP, Series A	2.00	11/15/24	814,818
300,000	Waugh School District, California Special Tax Bond	4.00	09/01/20	324,879
				58,036,514
Illinois - 9.2%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,103,600
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/31	1,099,570
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,099,570
1,175,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/24	1,275,028
625,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	676,325
500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	555,730
255,000	Grundy & Kendall Counties Consolidated Grade School District No. 60, Illinois GOB, Series C	4.00	02/01/21	271,858
				6,081,681
Kentucky - 0.2%
125,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	123,875

Principal	Security Description	Rate	Maturity	Value

Michigan - 0.4%
$285,000	Macomb Township Building Authority, Michigan RB	4.25%	04/01/23	$294,100
Pennsylvania - 0.4%
225,000	Wellsboro Area School District, Pennsylvania GOB	3.00	04/15/21	234,850
Texas - 0.9%
575,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	574,385

Total Municipal Bonds (Cost $68,010,324)	65,770,844
Total Investments Positions - 99.3% (Cost $68,010,324)*	$65,770,844
Other Assets & Liabilities, Net – 0.7%	440,369
Net Assets – 100.0%	$66,211,213

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of December 31, 2016.

COP  Certificate of Participation
GOB  General Obligation Bond
RB     Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$34,349
Gross Unrealized Depreciation	(2,273,829)
Net Unrealized Depreciation	$(2,239,480)

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	65,770,844
Level 3 - Significant Unobservable Inputs	-
Total	$65,770,844

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2016

The Level 2 value displayed in this table are Municipal Bonds. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS  II

By: /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date: January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date: January 26, 2017

By: /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date: January 26, 2017